Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Accounts receivable.
Schedule of accounts receivable

	December 31, 2021	December 31, 2020
Receivables from customer contracts
Related parties (note 31)	109	168
Third parties
Ferrous minerals	3,023	4,093
Base metals	668	716
Others	162	66
Accounts receivable	3,962	5,043
Expected credit loss	(48)	(50)
Accounts receivable, net	3,914	4,993

Schedule of sensitivity of the Company's risk on final settlement

	December 31, 2021
	Thousand	Provisional price
	metric tons	(US$/tone)	Change	Effect on Revenue
Iron ore	22,228	120.3	+/-10%	+/- 267
Iron ore pellets	704	187.1	+/-10%	+/- 13
Copper	104	11,730.7	+/-10%	+/- 122